CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated (Deficit)	Total
Beginning Balance, Shares at Oct. 12, 2016	0
Beginning Balance, Amount at Oct. 12, 2016	$ 0	$ 0	$ 0	$ 0	$ 0
Subscriptions collected					$ 0
Common stock issued to founder shares, Shares	14,934,000				14,934,000
Common stock issued to founder shares, Amount	$ 14,934				$ 14,934
Common stock issued for cash , Shares	720,000
Common stock issued for cash, Amount	$ 720	899,280	(167,500)		732,500
Organizational and fund raising costs,Shares
Organizational and fund raising costs, Amount		(225,000)			$ (225,000)
Common stock issued for licensing agreement, Share	100,000				100,000
Common stock issued for licensing agreement, Amount	$ 100	124,900			$ 125,000
Employee stock awards, Amount					0
Imputed interest on related party note					0
Stock grant expense					0
Net loss for period				(155,024)	$ (155,024)
Ending Balance, Shares at Dec. 31, 2016	15,754,000				15,754,000
Ending Balance, Amount at Dec. 31, 2016	$ 15,754	799,180	(167,500)	(155,024)	$ 492,410
Reverse merger and recapitalization, Shares	604,371
Reverse merger and recapitalization Amount	$ 604	(604)
Subscriptions collected			(167,500)		$ 167,500
Common stock issued to founder shares, Shares	500,000				100,000
Common stock issued to founder shares, Amount	$ 500	145			$ 645
Founder shares purchased, Shares	(400,000)
Founder shares purchased, Amount	$ (400)	(99,600)			(100,000)
Common stock issued for cash , Shares	4,640,822
Common stock issued for cash, Amount	$ 4,641	6,034,259			6,038,900
Common stock issued for Prepaid legal fees, Shares	49,600
Common stock issued for Prepaid legal fees, Amount	$ 50	123,950			124,000
Subscription receivable, Shares	4,000
Subscription receivable, Amount	$ 4	4,996	(5,000)
Organizational and fund raising costs,Shares	20,000
Organizational and fund raising costs, Amount	$ 20	(179,770)			(179,750)
Common stock issued for licensing agreement, Share	100,000
Common stock issued for licensing agreement, Amount	$ 100	124,900			125,000
Legal, advisory fees and consulting fees, Share	495,000
Legal, advisory fees and consulting fees, Amount	$ 495	554,130			$ 554,625
Employee stock awards, Share	120,000				120,000
Employee stock awards, Amount	$ 120	159,880			$ 160,000
Shares issued for patents, Share	600,000				600,000
Shares issued for patents, Amount	$ 600	749,400			$ 750,000
Imputed interest on related party note		46,340			46,340
Issuance of warrants for interest		46,188			46,188
Stock grant expense					0
Issuance of warrants for services		67,000			125,000
Net loss for period				(5,788,901)	$ (5,788,901)
Ending Balance, Shares at Dec. 31, 2017	22,487,793				22,487,793
Ending Balance, Amount at Dec. 31, 2017	$ 22,488	8,430,394	(5,000)	(5,943,925)	$ 2,503,957
Subscriptions collected			5,000		5,000
Common stock issued for cash , Shares	5,614,210
Common stock issued for cash, Amount	$ 5,614	9,257,810			9,263,424
Organizational and fund raising costs,Shares
Organizational and fund raising costs, Amount		(1,137,211)			$ (1,137,211)
Employee stock awards, Share	292,500				292,500
Employee stock awards, Amount	$ 292	482,332			$ 482,624
Imputed interest on related party note					0
Stock grant expense		106,563			106,563
Issuance of warrants for services		125,000			125,000
Net loss for period				(1,797,228)	$ (1,797,228)
Ending Balance, Shares at Mar. 31, 2018	28,394,503				28,394,503
Ending Balance, Amount at Mar. 31, 2018	$ 28,394	$ 17,264,888		$ (7,741,153)	$ 9,552,129